Investments in Affiliates (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023
Investments in Affiliates
Carrying amounts of the VIE assets	$ 148,091,638		$ 98,524,262	$ 98,258,195
Carrying amounts of the VIEs liabilities	140,299,550		94,672,613	58,582,535
Aggregate purchase price						$ 1,000,000
Impairment of investment in affiliates			1,000,000
Investees' net income (loss)	$ 87,211	$ 38,891	67,608	9,364	$ 67,608
Carrying value of investments from equity method investment			2,600,000	2,600,000
Carrying value of investments from cost method investment			5,600,000	$ 900,000
Impairment of cost method investment			0
Unconsolidated primary beneficiary
Investments in Affiliates
Equity investment, totaling			0
Primary beneficiary of a VIE
Investments in Affiliates
Carrying amounts of the VIE assets			8,600,000
Carrying amounts of the VIEs liabilities			8,600,000
Redemption of preferred shares of that VIE			$ 6,000,000